Financial Information Of Parent Company	12 Months Ended
Dec. 31, 2018
Financial Information Of Parent Company
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

FINANCIAL STATEMENTS SCHEDULE I

THE9 LIMITED

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
FOR THE YEARS ENDED DECEMBER 31, 2016, 2017 AND 2018

	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				(Note 3)
Revenue	-	-	-	-
Cost of revenue	-	-	-	-

Gross loss	-	-	-	-

Operating expenses:
Product development	(34,101)	(43,710)	-	-
Sales and marketing	(262,674)	(231,884)	-	-
General and administrative	(40,881,238)	(62,979,090)	(21,435,150)	(3,117,613)
Total operating expenses	(41,178,013)	(63,254,684)	(21,435,150)	(3,117,613)

Loss from operations	(41,178,013)	(63,254,684)	(21,435,150)	(3,117,613)
Interest expenses	(50,409,271)	(76,989,899)	(98,308,205)	(14,298,335)
Fair value change on convertible bonds and warrants	48,057,204	12,615,466	2,251,427	327,456
Foreign exchange (loss) gain	(17,116,102)	35,473,519	1,963,364	285,560
Other income (expenses), net	5,952,464	(21,649,514)	(18,180,060)	(2,644,180)
Loss before income tax expense and share of loss in equity method investments	(54,693,718)	(113,805,112)	(133,708,624)	(19,447,112)
Income tax expense	-	-	-	-
Recovery of equity investment in excess of cost	-	60,548,651	-	-
Equity in loss of subsidiaries and VIEs	(539,087,871)	(64,909,389)	(83,384,302)	(12,127,744)
Net loss	(593,781,589)	(118,165,850)	(217,092,926)	(31,574,856)
Other comprehensive income (loss), net of tax:
Currency translation adjustments	5,954,611	(19,027,771)	7,241,192	1,053,188
Total comprehensive loss	(587,826,978)	(137,193,621)	(209,851,734)	(30,521,668)

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS
AS OF DECEMBER 31, 2017 AND 2018

	December 31, 2017	December 31, 2018	December 31, 2018
	RMB	RMB	US$
			(Note 3)
ASSETS
Current assets:
Cash and cash equivalents	18,733	18	3
Prepayments and other current assets, net	59,008	61,979	9,014
Amounts due from intercompany	1,380,804,221	1,305,838,856	189,926,384
Total current assets	1,380,881,962	1,305,900,853	189,935,401
Investments in subsidiaries and VIEs	(1,586,024,281)	(1,635,525,945)	(237,877,382)

Total assets	(205,142,319)	(329,625,092)	(47,941,981)

LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	4,350,126	5,248,838	763,412
Warrants	3,742,271	1,490,844	216,834
Convertible notes	260,563,020	375,257,140	54,578,887
Total current liabilities	268,655,417	381,996,822	55,559,133
Total liabilities	268,655,417	381,996,822	55,559,133

SHAREHODERS' EQUITY (DEFICIT)
Ordinary shares	3,328,852	6,502,658	945,772
Additional paid-in capital	2,527,215,315	2,496,069,065	363,038,188
Statutory reserves	28,071,982	28,071,982	4,082,900
Accumulated other comprehensive loss	(16,445,748)	(9,204,556)	(1,338,746)
Accumulated deficit	(3,015,968,137)	(3,233,061,063)	(470,229,228)
Total shareholders’ deficit	(473,797,736)	(711,621,914)	(103,501,114)
Total liabilities and shareholders' equity	(205,142,319)	(329,625,092)	(47,941,981)

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2016 2017 AND 2018

	2016	2017	2018	2018
	RMB	RMB	RMB	US$
				(Note 3)
Cash flows from operating activities:
Net loss	(593,781,589)	(118,165,850)	(217,092,926)	(31,574,856)
Adjustments for:
Employee share-based compensation expense	27,689,259	37,727,861	3,645,751	530,252
Fair value change on warrants liability	(48,057,204)	(12,615,466)	(2,251,427)	(327,456)
Amortization of discount and interest on convertible note	50,409,270	76,990,826	98,308,205	14,298,335
Foreign exchange loss (gain)	17,116,102	(35,473,519)	(1,963,364)	(285,560)
Recovery of equity investment in excess of cost	-	(60,548,651)	-	-
Equity in loss of subsidiaries and VIEs	539,087,871	64,909,389	83,384,302	12,127,744
Consulting fee paid by equity	-	13,454,692	4,172,800	606,909
Change in prepayments and other current assets	(62,274)	915,269	(2,971)	(432)
Change in accounts payable	(148,204)	-	-	-
Change in amounts due from intercompany	3,021,127	(130,954,737)	30,882,203	4,491,630
Change in accrued expenses and other current liabilities	2,613,023	(2,092,500)	898,712	130,712
Net cash used in operating activities	(2,112,619)	(165,852,686)	(18,715)	(2,722)

Cash flows from investing activity:
Settlement payment from investee	-	165,812,500	-	-

Cash flows from financing activities:
Proceeds from stock option exercises	2,142,554	-	-	-
Net cash provided by (used in) financing activities	2,142,554	-	-	-
Net change in cash and cash equivalents	29,935	(40,186)	(18,715)	(2,722)
Cash and cash equivalents, beginning of year	28,984	58,919	18,733	2,725
Cash and cash equivalents, end of year	58,919	18,733	18	3

Supplement disclosure of cash flow information:
Interest paid	-	-	-	-
Income taxes paid	-	-	-	-